Long-term and Short-term Debt	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-term and Short-term Debt
12. Long-term and Short-term Debt
Long-term and short-term debt outstanding was as follows:

	Interest Rates (1)				Maturity			December 31,
	Range			Weighted Average				2015	2014
								(In millions)
Surplus notes - affiliated	3.00%	-	7.38%	6.59%	2037			$695	$883
Surplus notes	7.63%	-	7.88%	7.80%	2024	-	2025	502	701
Mortgage loans - affiliated	2.13%	-	7.26%	4.10%	—			—	242
Senior notes - affiliated	0.92%	-	2.78%	2.09%	2021	-	2022	50	78
Other notes	1.36%	-	8.00%	3.12%	2016	-	2030	457	110
Total long-term debt (2)								1,704	2,014
Total short-term debt								100	100
Total								$1,804	$2,114
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(1)	Range of interest rates and weighted average interest rates are for the year ended December 31, 2015.

(2)	Excludes $11 million and $13 million of long-term debt relating to CSEs — FVO at December 31, 2015 and 2014, respectively. See Note 10.
The aggregate maturities of long-term debt at December 31, 2015 for the next five years and thereafter are $20 million in 2016, $0 in each of 2017 through 2019, $350 million in 2020 and $1.3 billion thereafter.
Mortgage loans are collateralized and rank highest in priority, followed by unsecured senior debt which consists of senior notes and other notes. Payments of interest and principal on the Company’s surplus notes are subordinate to all other obligations and may be made only with the prior approval of the insurance department of the state of domicile.
Debt Issuance - Other Notes
In December 2015, MetLife Private Equity Holdings, LLC (“MPEH”), a wholly-owned indirect investment subsidiary of Metropolitan Life Insurance Company, entered into a five-year credit agreement (the “MPEH Credit Agreement”) and borrowed $350 million under term loans that mature in December 2020. The loans bear interest at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. In connection with the borrowing, $6 million of costs were incurred which have been capitalized and included in other assets. These costs are being amortized over the term of the loans. Additionally, the MPEH Credit Agreement provides for MPEH to borrow up to $100 million on a revolving basis at a variable rate of three-month LIBOR plus 3.70%, payable quarterly. There were no revolving loans outstanding under the MPEH Credit Agreement at December 31, 2015. Term loans and revolving loans borrowed under the MPEH Credit Agreement are non-recourse to Metropolitan Life Insurance Company.
Debt Repayments
In December 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $110 million of its mortgage loans issued to MetLife USA due in January 2016.
In November 2015, the Company repaid in cash, at maturity, $188 million of surplus notes issued to MetLife Mexico S.A., an affiliate. The redemption was approved by the New York Superintendent of Financial Services (the “Superintendent”).
In November 2015, the Company repaid in cash, at maturity, $200 million of surplus notes. The redemption was approved by the Superintendent.
During 2015, a wholly-owned real estate subsidiary of the Company repaid in cash $132 million of its 7.26% mortgage loans issued to MetLife USA due in January 2020.
In November 2014, a wholly-owned real estate subsidiary of the Company repaid in cash $60 million of its 7.01% mortgage loans issued to MetLife USA due in January 2020. It also repaid in cash $60 million of its 4.67% mortgage loans issued to MetLife USA due in January 2017.
In September 2014, the Company repaid in cash, at maturity, $217 million of surplus notes issued to MetLife Mexico S.A. The redemption was approved by the Superintendent.
Short-term Debt
Short-term debt with maturities of one year or less was as follows:

	December 31,
	2015	2014
	(In millions)
Commercial paper	$100	$100
Average daily balance	$100	$109
Average days outstanding	68 days	69 days

During the years ended December 31, 2015, 2014 and 2013, the weighted average interest rate on short-term debt was 0.15%, 0.10% and 0.12%, respectively.
Interest Expense
Interest expense related to long-term and short-term debt included in other expenses was $122 million, $150 million and $150 million for the years ended December 31, 2015, 2014 and 2013, respectively. These amounts include $67 million, $88 million and $91 million of interest expense related to affiliated debt for the years ended December 31, 2015, 2014 and 2013, respectively. Such amounts do not include interest expense on long-term debt related to CSEs. See Note 8.
Credit and Committed Facilities
At December 31, 2015, MetLife, Inc. and MetLife Funding, Inc., a wholly-owned subsidiary of Metropolitan Life Insurance Company (“MetLife Funding”), maintained a $4.0 billion unsecured credit facility (the “Credit Facility”), and Missouri Reinsurance, Inc. (“MoRe”), a wholly-owned subsidiary of Metropolitan Life Insurance Company, along with MetLife, Inc., maintained a $210 million committed facility (the “Committed Facility”). When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements.
Credit Facility
The Credit Facility is used for general corporate purposes, to support the borrowers’ commercial paper programs and for the issuance of letters of credit. Total fees associated with the Credit Facility were $4 million, $4 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively, and were included in other expenses.
Information on the Credit Facility at December 31, 2015 was as follows:

Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Issued (1)	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and MetLife Funding, Inc.	May 2019 (2)	$4,000	$484	$—	$3,516
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(1)
MetLife, Inc. and MetLife Funding, are severally liable for their respective obligations under the Credit Facility. MetLife Funding is not an applicant under letters of credit outstanding as of December 31, 2015 and is not responsible for any reimbursement obligations under such letters of credit.

(2)	All borrowings under the Credit Facility must be repaid by May 30, 2019, except that letters of credit outstanding on that date may remain outstanding until no later than May 30, 2020.
Committed Facility
The Committed Facility is used for collateral for certain of its affiliated reinsurance liabilities. Total fees associated with the Committed Facility was $4 million, $4 million and $3 million for the years ended December 31, 2015, 2014 and 2013, respectively, and was included in other expenses. Information on the Committed Facility at December 31, 2015 was as follows:

Account Party/Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Issued (1)	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and Missouri Reinsurance, Inc.	June 2016 (2)	$210	$210	$—	$—
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(1)	MoRe had outstanding $210 million in letters of credit at December 31, 2015.

(2)	Capacity at December 31, 2015 of $210 million decreases in March 2016 and June 2016 to $200 million and $0, respectively.
In addition to the Committed Facility, see also “— Debt Issuance — Other Notes” for information about the undrawn line of credit facility in the amount of $100 million.
Debt and Facility Covenants
Certain of the Company’s debt instruments, as well as the Credit Facility and Committed Facility, contain various administrative, reporting, legal and financial covenants. The Company believes it was in compliance with all applicable covenants at December 31, 2015.